GEOGRAPHIC SEGMENTS	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
GEOGRAPHIC SEGMENTS

14. GEOGRAPHIC SEGMENTS

We are engaged in one reportable segment that includes the development, production and marketing of semiconductor wafers with a wide variety of features satisfying numerous product specifications to meet our customers’ exacting requirements, which wafers are utilized in the manufacture of semiconductor devices.

Net sales to non-affiliates (see Note 13 for discussion of sales to affiliates):

	For the Year Ended December 31,
	2013	2012	2011
In millions
United States	$130.3	$147.7	$177.9
Foreign	781.2	779.7	873.4

Total	$911.5	$927.4	$1,051.3

Foreign sales to non-affiliates were derived from sales to the following countries:

	For the Year Ended December 31,
	2013	2012	2011
In millions
Taiwan	$219.2	$219.4	$264.1
Korea	217.6	197.3	208.8
Singapore	63.1	56.7	72.4
Germany	62.4	48.6	41.1
China	40.1	46.5	45.9
France	38.2	33.0	38.2
Italy	36.7	42.8	50.5
Japan	25.6	55.7	64.0
Malaysia	14.6	15.7	21.4
Other foreign countries	63.7	64.0	67.0

Total	$781.2	$779.7	$873.4

Net sales are attributed to countries based on the location of the customer.

Our net sales to non-affiliates and affiliates attributable to polysilicon for the years ended December 31, 2013, 2012, and 2011 were 0.4%, 0.2% and 12.4% as a percent of total net sales, respectively. See Note 13 for discussion of sales to affiliates.

Property, plant and equipment, net of accumulated depreciation:

	As of December 31,
	2013	2012
In millions
Taiwan	$208.9	$234.5
Italy	140.9	162.2
Korea	125.8	128.3
Malaysia	98.6	135.6
Japan	87.3	115.4
United States	63.3	13.8
Other foreign countries	0.1	0.1

Total	$724.9	$789.9

Credit Concentration

Our customers include semiconductor device manufacturers and are located in various geographic regions including North America, Europe and the Asia Pacific region. Our customers are generally well capitalized, and the concentration of credit risk is considered minimal. Sales to non-affiliate specific customers exceeding 10% of net sales for the years ended December 31, 2013, 2012 and 2011 were as follows:

	For the Year Ended December 31,
	2013		2012		2011
	Net Sales	Percent	Net Sales	Percent	Net Sales	Percent
In millions, except for percentages
Customer A	$191.2	21.0%	$183.1	19.7%	$182.6	17.4%
Customer B	$144.4	15.8%	$119.2	12.9%	$124.9	11.9%
Customer C	$100.8	11.1%	$102.1	11.0%	$115.0	10.9%